UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended JUNE 30, 2003.
                                                        --------------
If amended report check here:  [_]

     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     3 Pickwick Plaza           Greenwich       CT                      06830
--------------------------------------------------------------------------------
Business        (Street)        (City)          (State)                 (Zip)

     Thomas J. Murphy, Chief Financial Officer          (203) 629-8600
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

____________________________________ATTENTION___________________________________




                  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 14th day of August, 2003.

                  General Atlantic Partners, LLC

                  (Name of Institutional Investment Manager)

                  /s/ Thomas J. Murphy
                  -------------------------------------------
                  (Manual Signature of Person Duly Authorized
                  to Submit This Report)

                  Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

                  13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F

Page   3   of   5      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Atari                          Com      45665T       6,034,925      1,356,163   X                                 X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Atari                          Com      45665T         576,457        129,541                   X                               X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104     9,312,240      3,104,080   X                                 X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104        63,000         21,000                   X                               X
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388      22,939,814      2,842,604   X                                 X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388       1,792,113        222,071   X                                 X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Bottomline Technologies        Com      101388       3,155,572        391,025                   X                               X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178      13,429,243      2,679,418   X                                 X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       6,358,659      1,268,687                   X                               X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404      13,043,487      6,938,025   X                                 X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404       2,847,070      1,514,399                   X                               X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corporation           Com      278856      67,943,409      6,458,499   X                                 X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corporation           Com      278856      12,898,120      1,226,057                   X                               X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys Corporation           Com      278856         631,200         60,000   X                                 X
                                          109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com     301504106     8,532,354      1,696,293   X                                 X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.         Com     301504106     1,547,434        307,641                   X                               X
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                                     171,105,197
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F

Page   4   of   5      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104    340,581,967     39,787,613  X                                 X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                    Com     302284104     77,765,742      9,084,783                  X                               X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com       318224       4,513,963      1,401,852  X                                 X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                 Com       318224         849,059        263,683                  X                               X
                                          102
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V      28,896,400      4,982,138  X                                 X
                               ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V       2,160,245        372,456  X                                 X
                               ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
IXOS Software AG                SP       46600V       2,217,955        382,406                  X                               X
                               ADR        108
-----------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                   Com       564910      10,613,190      1,311,890  X                                 X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
MAPICS, Inc.                   Com       564910       1,521,891        188,120                  X                               X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacor, Inc.                 Com       723487      11,204,398      5,835,624  X                                 X
                                          104
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacor, Inc.                 Com       723487         862,854        449,403  X                                 X
                                          104
-----------------------------------------------------------------------------------------------------------------------------------
Pinnacor, Inc.                 Com       723487       1,738,408        905,421                  X                               X
                                          104
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.                 Com       744290      16,651,589      1,289,821  X                                 X
                                          305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.                 Com       744290       1,314,664        101,833  X                                 X
                                          305
-----------------------------------------------------------------------------------------------------------------------------------
ProxyMed, Inc.                 Com       744290       2,294,262        177,712                  X                               X
                                          305
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       503,186,587
-----------------------------------------------------------------------------------------------------------------------------------

Page   5   of   5      Name of Reporting Manager  GENERAL ATLANTIC PARTNERS, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL                             SEE INSTR.      (SHARES)
                              CLASS                  VALUE         AMOUNT                                 V
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              SOLE   SHARED  SHARED
                                                                                             OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       9,817,620       2,454,405   X                                 X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       1,365,340         341,335                   X                               X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383      29,430,974       2,908,199   X                                 X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
Soundview Technology        Com        977383       6,349,834         627,454                   X                               X
Group, Inc.                             108
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R      55,694,112       1,740,441   X                                 X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R       4,397,056         137,408   X                                 X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
SRA International, Inc.     Com        78464R       7,673,472         239,796                   X                               X
                                        105
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com, Inc.           Com        88633M         482,278       1,205,695   X                                 X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com, Inc.           Com        88633M          91,069         227,672                   X                               X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com, Inc.           Com        88633M          10,338          25,844   X                                 X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                      115,312,093
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                             789,603,777
-----------------------------------------------------------------------------------------------------------------------------------


INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).